Impairment Testing of Goodwill - Additional Information (Details)	12 Months Ended
Jun. 30, 2021 AUD ($)
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Total impairment losses	$ 2,764,940